Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax expense are as follows:

	Year Ended December 31,
	2024	2023
Current tax expense
Federal	$1,693	$—
State	593	370

Total current tax expense	2,286	370
Deferred tax benefit
Federal	(406)	—
State	(5)	—

Total deferred tax benefit	(411)	—

Total income tax expense	$1,875	$370

Income Tax Expense Benefit By Applying Federal Statutory Corporate Rate To Income Before Income Taxes
The reconciliation of income taxes at the federal statutory level to provision for income taxes is as follows:

	Year Ended December 31,
	2024		2023
	$	%	$	%
U.S. federal tax (benefit) expense at statutory rate	$(8,317)	21.0%	$13,344	21.0%
State tax, net of federal benefit	566	-1.4%	370	0.6%
Pre-IPO non-taxable loss (income)	9,794	-24.7%	(13,344)	-21.0%
Noncontrolling interests	(168)	0.4%	—	—
Non-deductible expenses	—	0.0%	—	—

Total effective tax rate	$1,875	-4.7%	$370	0.6%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of each temporary difference and carryforward are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Investment in partnership	$183	$—
Disallowed interest carryforward	228	—

Total deferred tax assets:	411	—
Deferred tax liabilities	—	—
Valuation allowance	—	—

Net deferred tax assets	$411	$—